Accrued liabilities and other current liabilities	6 Months Ended
Jun. 30, 2026
Accrued liabilities and other current liabilities.
Accrued liabilities and other current liabilities

10Accrued liabilities and other current liabilities

Accrued liabilities and other current liabilities consist of the following:

		As of
		December 31, 2025	June 30, 2026
		RMB	RMB	US$
		(Audited)	(Unaudited)	(Unaudited)
Accrued payroll and welfare payables		46,473	36,489	5,378
Payable for business acquisition	(i)	14,188	24,558	3,619
Other taxes and surcharges		9,527	8,299	1,223
Service fees		5,795	3,956	583
Income tax payable		829	759	112
Government grants subject to deferral or return		628	628	93
Others		3,499	3,863	569
Total accrued liabilities and other current liabilities		80,939	78,552	11,577
(i)	The balance represents the remaining unpaid cash consideration from the acquisition of Wuhan SendCloud and Aurora SendCloud Incorporated.